Revenue (Details) - Summary of Change in Contract Liabilities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of change in contract liabilities [Abstract]
Balance at beginning of period			$ 5,177	$ 5,469
Recognition of revenue included in balance at beginning of period	$ (1,132)	$ (1,762)	(1,762)	(1,003)
Revenue deferred during the period, net of revenue recognized	30,317	1,970	1,970	711
Balance at end of period	$ 34,570	$ 5,385	$ 5,385	$ 5,177